Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade	$ 412,854	$ 433,519
Value-added and other tax receivables	27,124	22,123
Other	23,032	17,694
Trade and other receivables	$ 463,010	$ 473,336